Asset Acquisition	12 Months Ended
Dec. 31, 2018
C3J [Member]
Asset Acquisition

12.    Asset Acquisition

On February 28, 2018, C3J completed the Synthetic Phage Platform Acquisition from Synthetic Genomics, Inc. (SGI) for consideration consisting of $8.0 million in cash and $27.0 million in equity (“SGI Asset Acquisition”). The cash payments are as follows: $1.0 million paid at closing on February 28, 2018,  $1.0 million at one year from closing, $1.0 million at two years from closing, and $5.0 million at three years from closing (the payments due on the one, two, three year anniversary are collectively the “time-based payment obligation”). The equity payment (the “equity payment” and, together with the time-based payment obligation, the “deferred purchase price arrangement”) is due upon the earlier of the initial public offering of shares of C3J’s common stock pursuant to an effective registration statement under the Securities Act of 1933, the sale of all or substantially all of C3J’s assets to a third party, or a consolidation or merger into a third party. The original agreement provides that the number of shares to be issued or the consideration to be paid will be determined based upon the per share price in connection with C3J’s initial public offering, the value of consideration received in a sale of all or substantially all of C3J’s assets, or the value of consideration received in a consolidation or merger with a third party.

On December 20, 2018, in contemplation of the Merger (see Note 16), the deferred purchase price arrangement was amended. Under the amended agreement, the purchase consideration consists of (i) closing consideration of $1.0 million paid on February 28, 2018, (ii) cash payments of $1.0 million on January 31, 2019, $1.0 million on January 31, 2020, and $2.0 million on January 31, 2021, (iii) an issuance of that number of shares of C3J’s common stock equal to ten percent of C3J’s fully-diluted capitalization, excluding options and restricted stock awards, immediately prior to the closing of the Merger, and (iv) potential milestone payments of up to $39.5 million related to the development and relevant regulatory approval of products utilizing bacteriophage from the Synthetic Phage Platform acquired from SGI (the “milestone payment obligation”). In the event the closing of the Merger does not occur on or before June 1, 2019, the amendment will be null and void, and the original agreement will remain in effect.

In January 2017, FASB issued ASU 2017‑01, Clarifying the Definition of a Business, or ASU 2017‑01. A key provision within ASU 2017‑01 is the single or similar asset threshold. When substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the acquired set is not a business. The Company adopted this standard effective January 1, 2017.

The Synthetic Phage Platform asset acquired consisted primarily of phage know-how, research program materials and the related intellectual properties that had been under development by SGI. The Company also was assigned a collaboration agreement with Merck Sharp & Dohme Corp (“Merck”), and a grant from National Institutes of Health, or NIH, and the National Institute of Allergy and Infectious Diseases, or NIAID.

The Company considered the items included in the acquired Synthetic Phage Platform asset and concluded that substantially all of the assets acquired fair value of assets acquired and the consideration given to SGI constituted the purchase of a single asset — the Synthetic Phage Platform. Based on ASU 2017‑01, the acquisition was an asset acquisition, specifically an in-process research and development asset. Under guidance in ASC 730, Research and Development, in process research and development assets acquired in connection with asset acquisitions are expensed unless there is an alternative future use. As the asset acquired from SGI does not have an alternative future use, the $6.8 million fair value of the asset and consideration transferred for the asset acquired was expensed in full in the consolidated statement of operations and comprehensive loss.

The equity payment was determined to be a derivative liability in accordance with ASC 815, Derivatives and Hedging and was initially recorded at its fair value of $2.8 million. Throughout 2018, the derivative liability has been discounted to its fair value based upon a payment probability assessment and marked-to-market at the end of each period. (see Note 5). The time-based payment obligation was recorded as a liability at its amortized cost of $2.9 million and impacts interest expense based on the effective interest method based on its contractual life in accordance with ASC 835. Following the December 20, 2018 amendment to the deferred purchase price arrangement, the Company considered the reduction to the share issuance consideration in estimating the fair value of the derivative liability.

The Company determined the changes to the deferred purchase price arrangement met the definition of a troubled debt restructuring under ASC 470‑60, Troubled Debt Restructurings by Debtors, as the Company was experiencing financial difficulties and SGI granted a concession. The amendments to the terms of the equity payment resulted in an adjustment to the fair value of the derivative liability, resulting in a $2.0 million gain, which is included in the change in fair values of derivative liabilities within the consolidated statement of operations and comprehensive loss for the year ended December 31, 2018. Other than the gain resulting from the change in fair value of a derivative liability required to be remeasured to fair value with changes in fair value recognized in earnings in accordance with ASC 815, no gain on restructuring was recorded because the future, undiscounted cash flows of the time-based payment obligation exceed the carrying amount of the liability. The net carrying amount at the date of the restructuring does not include any contingently payable amounts. Prospectively, the time-based payment obligation will continue to be carried at amortized cost and will impact interest expense using the effective interest method based on its contractual life in accordance with ASC 835 and potential payments under the milestone payment obligation will be accrued once probable of being incurred in accordance with ASC 450.